Note 2 - Summary of Significant Accounting Policies: Recent Accounting Pronouncements (Policies)	4 Months Ended
Oct. 09, 2020
Since Inception
Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company’s management does not believe that there are any recently issued, but not yet effective, accounting pronouncements, if currently adopted, that would have a material effect on the Company’s financial statements.